Note 3 - Fair Value Measurements - Assets at Fair Value (Details) - EBP 06-1061602 002 [Member] - USD ($)				12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Mutual funds		$ 7,842,490	$ 8,329,608	$ 7,842,490	$ 8,329,608
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		7,842,490	8,329,608	7,842,490	8,329,608
Fair Value, Inputs, Level 1 [Member]
Mutual funds		5,543,376	6,297,979	5,543,376	6,297,979
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		5,543,376	6,297,979	5,543,376	6,297,979
Fair Value Measured at Net Asset Value Per Share [Member]
Mutual funds	[1]	2,299,114	2,031,629	2,299,114	2,031,629
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	[1]	2,299,114	2,031,629	2,299,114	2,031,629
Mutual Fund [Member]
Mutual funds		3,538,150	3,113,400	3,538,150	3,113,400
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		3,538,150	3,113,400	3,538,150	3,113,400
Mutual Fund [Member] | Fair Value, Inputs, Level 1 [Member]
Mutual funds		3,538,150	3,113,400	3,538,150	3,113,400
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		3,538,150	3,113,400	3,538,150	3,113,400
Common Collective Trust [Member]
Mutual funds		2,299,114	2,031,629	2,299,114	2,031,629
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		2,299,114	2,031,629	2,299,114	2,031,629
EBP, Fair Value, Investment, NAV, Unfunded Commitment		$ 0	$ 0	$ 0	$ 0
EBP, Fair Value, Investment, NAV, Redemption Other Restriction, Description		0	0
Common Collective Trust [Member] | Minimum [Member]
EBP, Fair Value, Investment, NAV, Redemption, Notice Period				5 days	5 days
Common Collective Trust [Member] | Maximum [Member]
EBP, Fair Value, Investment, NAV, Redemption, Notice Period				12 months	12 months
EBP, Employer, Common Stock [Member]
Mutual funds		$ 1,942,691	$ 3,068,926	$ 1,942,691	$ 3,068,926
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		1,942,691	3,068,926	1,942,691	3,068,926
EBP, Employer, Common Stock [Member] | Fair Value, Inputs, Level 1 [Member]
Mutual funds		1,942,691	3,068,926	1,942,691	3,068,926
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		1,942,691	3,068,926	1,942,691	3,068,926
Money Market Funds [Member]
Mutual funds		62,535	115,653	62,535	115,653
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		62,535	115,653	62,535	115,653
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Mutual funds		62,535	115,653	62,535	115,653
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		62,535	115,653	62,535	115,653
Mutual Funds Common Stock and Money Market Funds [Member]
Mutual funds		5,543,376	6,297,979	5,543,376	6,297,979
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		5,543,376	6,297,979	5,543,376	6,297,979
Mutual Funds Common Stock and Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Mutual funds		5,543,376	6,297,979	5,543,376	6,297,979
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 5,543,376	$ 6,297,979	$ 5,543,376	$ 6,297,979

[1]	In accordance with FASB ASC 820-10, certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of net assets available for pension benefits.